Intangible Assets - Aggregate Amortizations (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS [Abstract]
2020	$ 1,166
2021	1,166
2022	1,166
2023 and thereafter	251
Total	$ 3,749	$ 4,332	$ 8,080